Earnings(loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings(loss) per share
Schedule Of Basic And Diluted Earnings/(loss) Per Share
	2020 RMB’000	2021 RMB’000	2022 RMB’000
Net profit/(loss) attributable to the equity holders of the Company - numerator for basic and diluted earnings/(loss) per share	15,883	(102,458)	(24,275)
Number of shares in thousands
Weighted average share outstanding - denominator for basic and diluted earnings/(loss) per share	1,001,575	1,002,201	1,003,304
Basic and diluted earnings/(loss) per share	0.02	(0.10)	(0.02)